SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Company's Ownership Percentage in Each of Its Subsidiaries
The following table sets forth the Company’s ownership percentage in each of its subsidiaries as of December 31, 2020:

Name of Subsidiary	% Ownership as of December 31, 2020
NXE Energy Royalty Ltd.	100%
NXE Energy SW1 Ltd.	100%
NXE Energy SW3 Ltd.	100%
IsoEnergy Ltd.	51%

Summary of Depreciation Over the Estimated Useful Lives of Each Significant Component
Depreciation is calculated over the estimated useful lives of each significant component as follows:

-	Computing equipment	55% declining balance basis
-	Software	55% declining balance basis
-	Field equipment	20% declining balance basis
-	Leasehold improvements	Lease term
-	Road	5-year straight-line basis
-	Lease right-of-use assets	Lease term straight-line basis

Schedule of accounting policy for financial instruments
The Company has the following financial instruments, which are classified under IFRS 9 in the table below:

Financial assets/liabilities	Classification
Cash	Amortized cost
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	FVTPL

Summary of lease commitments and the discounted portion of the lease commitment
The transition to IFRS 16 from IAS 17 is shown in the reconciliation table below, starting with the lease commitments below as at December 31, 2018 and adjusting for the operating expenses included in the lease commitments and the discounted portion of the lease commitment to equal the Lease liability as at January 1, 2019.

IFRS 16 – Leases Standard Reconciliation
Lease Commitments as at December 31, 2018 under IAS 17	$5,534,933
Less: Operating expenses of Leases	(1,611,366)
Less: Impact of Discounting on Lease liability	(701,187)

Lease liability as at January 1, 2019 under IFRS 16	$3,222,380